Cover	Jun. 10, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2025
Entity File Number	001-34647
Entity Registrant Name	ZW Data Action Technologies Inc.
Entity Central Index Key	0001376321
Entity Tax Identification Number	20-4672080
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8/F. 29 Des Voeux Road Central
Entity Address, City or Town	Central
Entity Address, Country	CN
City Area Code	+852
Local Phone Number	2669-8078
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CNET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10th Floor, Tower A, No. 68 First Helong Road
Entity Address, Address Line Two	Baiyun District
Entity Address, City or Town	Guangzhou City, Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	510440